Cash and Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Components of cash and restricted cash:
Cash	$ 660	$ 1,653
Restricted cash	115	115
Cash and restricted cash	$ 775	$ 1,768